Discontinued Operations (Details) - Schedule of Consolidated Balance Sheet - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets of discontinued operations
Cash and cash equivalents		$ 34,470
Investments		278,521
Receivables		88,770
Inventories, net		1,398,088
Prepaid expenses and other current assets		140,102
Total current assets of discontinued operations		1,939,951
Non-current assets of discontinued operations
Property and equipment, net		88,505
Total assets of discontinued operations		2,028,456
Current liabilities of discontinued operations
Accounts payable and accrued expenses		923,945
Customer deposits		2,143,493
Current portion of notes payable		29,777
Total current liabilities of discontinued operations		3,097,215
Non-current liabilities of discontinued operations
Notes payable, net of current portion		34,965
Total liabilities of discontinued operations		$ 3,132,180